Section 16(a) Beneficial Ownership Reporting Compliance

Each director and officer of the Fund who is subject to Section 16 of the Securities Exchange Act of 1934, as amended, and persons who own more than ten percent of a registered class of the Fund’s securities are required to report to the Securities and Exchange Commission (the “Commission”) by a specified date his or her beneficial ownership of or transactions in the Fund’s securities. Based upon a review of filings with the Commission, such forms received by the Fund, and written representations that no other reports are required, the Fund believes that each director and officer, with one exception, filed all requisite reports with the Commission on a timely basis during 2022. Mr. Escherich timely reported a sale of shares to the Fund on June 15, 2022 that, due to administrative error, was not filed with the SEC until June 22, three trading days after the reporting deadline. The Fund had no greater-than-ten-percent beneficial owners in 2022.

As disclosed in the Fund’s Form DEF14A filed on February 24, 2023.